Financial Instruments and Risk Management - Schedule of Losses on Financial Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial liabilities [line items]
Loss on financial instruments	$ 2,845	$ 7,051
Derivative commodity contracts [member]
Disclosure of financial liabilities [line items]
Realized derivative loss on commodity contracts settled during the year	1,259	16,386
Unrealized derivative loss (gain) on commodity contracts outstanding at year end	$ 1,586	$ (9,335)